Pay vs Performance Disclosure	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2020	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (as calculated in accordance with applicable SEC rules) and certain financial performance of our Company, as well as certain other information.

									Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for first PEO (1)	Summary Compensation Table Total for second PEO (2)	Summary Compensation Table Total for third PEO	Compensation Actually Paid to first PEO (4)	Compensation Actually Paid to second PEO (4)	Compensation Actually Paid to third PEO (4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (in millions)	Adjusted EBITDA Margin (7)
2023	5,715,278	N/A	N/A	4,384,579	N/A	N/A	1,112,781	1,000,437	101.62	147.20	37.5	19.3%
2022	6,544,281	N/A	N/A	1,486,682	N/A	N/A	1,035,880	283,340	122.03	113.39	98.4	23.2%
2021	5,331,977	N/A	N/A	10,074,669	N/A	N/A	1,223,075	2,387,841	234.54	123.43	104.6	24.6%
2020	2,227,500	2,188,050	1,533,991	2,923,629	597,049	2,078,775	1,165,507	1,323,008	118.23	112.22	14.2	23.2%

(1)	Josef Matosevic joined the Company in June 2020.

(2)	Wolfgang Dangel separated from the Company in April 2020.

(3)	Tricia Fulton was interim CEO for the period from April 2020 to June 2020.

(4)	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.

(5)
The
Non-PEO
NEOs are comprised of: 2023 – Sean Bagan, Tricia Fulton (resigned in August 2023), Matteo Arduini, Lee Wichlacz, Jason Morgan (resigned in March 2023) and Marc Greenberg; 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021); 2020 - Matteo Arduini, Melanie Nealis (resigned in March 2022), Jinger McPeak (separated in April 2021) and Raj Menon (separated in September 2020).

(6)
The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
in connection with the performance graph and most closely aligns with our line of business.

(7)
Adjusted EBITDA margin was selected as the Company-Selected Measure. A detailed adjusted EBITDA margin description and reconciliation can be found within our Q4 2023 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 27, 2024.

Company Selected Measure Name				Adjusted EBITDA margin
Named Executive Officers, Footnote	The
Non-PEO
				NEOs are comprised of: 2023 – Sean Bagan, Tricia Fulton (resigned in August 2023), Matteo Arduini, Lee Wichlacz, Jason Morgan (resigned in March 2023) and Marc Greenberg; 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021); 2020 - Matteo Arduini, Melanie Nealis (resigned in March 2022), Jinger McPeak (separated in April 2021) and Raj Menon (separated in September 2020).
Peer Group Issuers, Footnote	The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
				in connection with the performance graph and most closely aligns with our line of business.
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2023		2022		2021		2020

	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	First PEO	Second PEO	Average Non- PEO NEOs

Summary Compensation Table Total	5,715,278	1,112,781	6,544,281	1,035,880	5,331,977	1,223,075	2,227,500	2,188,050	1,165,507

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(4,445,378)	(578,361)	(4,989,614)	(528,649)	(2,135,026)	(426,655)	(1,188,548)	(950,066)	(493,238)

Addition for year-end fair value of equity awards granted in the current year	3,604,146	464,664	3,517,429	362,285	4,104,868	503,846	1,884,677	—	571,465

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year	(745,509)	(21,906)	(1,918,378)	(194,346)	2,555,350	827,017	—	—	122,384

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year	256,042	23,259	(1,667,036)	(391,830)	217,500	326,594	—	(53,694)	(18,740)

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	—	—	—	—	—	(66,036)	—	(587,241)	(24,370)

Compensation Actually Paid	4,384,579	1,000,437	1,486,682	283,340	10,074,669	2,387,841	2,923,629	597,049	1,323,008

Non-PEO NEO Average Total Compensation Amount				$ 1,112,781	$ 1,035,880	$ 1,223,075	$ 1,165,507
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,000,437	283,340	2,387,841	1,323,008
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2023		2022		2021		2020

	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	First PEO	Second PEO	Average Non- PEO NEOs

Summary Compensation Table Total	5,715,278	1,112,781	6,544,281	1,035,880	5,331,977	1,223,075	2,227,500	2,188,050	1,165,507

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(4,445,378)	(578,361)	(4,989,614)	(528,649)	(2,135,026)	(426,655)	(1,188,548)	(950,066)	(493,238)

Addition for year-end fair value of equity awards granted in the current year	3,604,146	464,664	3,517,429	362,285	4,104,868	503,846	1,884,677	—	571,465

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year	(745,509)	(21,906)	(1,918,378)	(194,346)	2,555,350	827,017	—	—	122,384

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year	256,042	23,259	(1,667,036)	(391,830)	217,500	326,594	—	(53,694)	(18,740)

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	—	—	—	—	—	(66,036)	—	(587,241)	(24,370)

Compensation Actually Paid	4,384,579	1,000,437	1,486,682	283,340	10,074,669	2,387,841	2,923,629	597,049	1,323,008

Compensation Actually Paid vs. Total Shareholder Return
The charts below present the relationship between the PEOs and average other NEOs’ CAP to the Company and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous four years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.
Compensation actually paid to PEOs presented in the charts combine the full year compensation of our three PEOs for the 2020 year even though they only served a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year.

The Company’s TSR has outperformed its peer group over the past four years. The relationship between
CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end
stock price has fluctuated over the past
f
o
u
r years as follows: $53.29 in 2020, $105.17 in 2021, $54.44 in 2022, and $45.35 in 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

A significant portion of compensation paid to NEOs is based on Company performance. Adjusted EBITDA margin is a performance metric used in both STI and LTI performance payout. Since compensation is directly tied to this measure there is a high degree of correlation between it and compensation. However, CAP is also highly influenced by the Company’s stock price due to the level of equity compensation.

Total Shareholder Return Vs Peer Group
The charts below present the relationship between the PEOs and average other NEOs’ CAP to the Company and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous four years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.
Compensation actually paid to PEOs presented in the charts combine the full year compensation of our three PEOs for the 2020 year even though they only served a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year.

The Company’s TSR has outperformed its peer group over the past four years. The relationship between
CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end
stock price has fluctuated over the past
f
o
u
r years as follows: $53.29 in 2020, $105.17 in 2021, $54.44 in 2022, and $45.35 in 2023.

Tabular List, Table
The following table lists
the
four unranked financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our
NEOs
to our performance:

Most Important Performance Measures

Adjusted EBITDA Margin

Revenue Growth

Adjusted Free Cash Flow Margin

Adjusted Non-GAAP Diluted EPS

Total Shareholder Return Amount				$ 101.62	122.03	234.54	118.23
Peer Group Total Shareholder Return Amount				147.2	113.39	123.43	112.22
Net Income (Loss)				$ 37,500,000	$ 98,400,000	$ 104,600,000	$ 14,200,000
Company Selected Measure Amount				0.193	0.232	0.246	0.232
Stock Price | $ / shares				$ 45.35	$ 54.44	$ 105.17	$ 53.29
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA Margin
Non-GAAP Measure Description				Adjusted EBITDA margin was selected as the Company-Selected Measure. A detailed adjusted EBITDA margin description and reconciliation can be found within our Q4 2023 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 27, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name				Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted Free Cash Flow Margin
Measure:: 4
Pay vs Performance Disclosure
Name				Adjusted Non-GAAP Diluted EPS
Josef Matosevic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,715,278	$ 6,544,281	$ 5,331,977	$ 2,227,500
PEO Actually Paid Compensation Amount				4,384,579	1,486,682	10,074,669	2,923,629
PEO Name	Josef Matosevic
Wolfgang Dangel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							2,188,050
PEO Actually Paid Compensation Amount							597,049
PEO Name		Wolfgang Dangel
Tricia Fulton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,533,991
PEO Actually Paid Compensation Amount							2,078,775
PEO Name			Tricia Fulton
PEO | Josef Matosevic [Member] | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,445,378)	(4,989,614)	(2,135,026)	(1,188,548)
PEO | Josef Matosevic [Member] | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,604,146	3,517,429	4,104,868	1,884,677
PEO | Josef Matosevic [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(745,509)	(1,918,378)	2,555,350	0
PEO | Josef Matosevic [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				256,042	(1,667,036)	217,500	0
PEO | Josef Matosevic [Member] | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Wolfgang Dangel [Member] | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(950,066)
PEO | Wolfgang Dangel [Member] | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Wolfgang Dangel [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Wolfgang Dangel [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(53,694)
PEO | Wolfgang Dangel [Member] | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(587,241)
Non-PEO NEO | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(578,361)	(528,649)	(426,655)	(493,238)
Non-PEO NEO | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				464,664	362,285	503,846	571,465
Non-PEO NEO | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(21,906)	(194,346)	827,017	122,384
Non-PEO NEO | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				23,259	(391,830)	326,594	(18,740)
Non-PEO NEO | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ (66,036)	$ (24,370)